CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]
Beginning Balance at May. 31, 2009		$ 351,484	$ 1,500	$ 166,370	$ 23,403	$ 12,871	$ 147,102	$ 351,246	$ 238
Beginning Balance, shares at May. 31, 2009			153,004,707
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			4,000,000
Issuance of ADS shares for the exercises of employee share options		12,436	28	12,408				12,436
The vesting of non-vested equity shares			6	(6)
Shares repurchase	[1]	(29,996)	(16)	(29,980)				(29,996)
Shares repurchase, shares	[1]		(1,625,320)
Share-based compensation expense		16,183		16,183				16,183
Transfer to statutory reserves						136	(136)
Comprehensive income:
Net income		77,562					77,789	77,789	(227)	77,562
Foreign currency translation adjustment		(91)			(91)			(91)		(91)
Total comprehensive income										77,471
Ending Balance at May. 31, 2010		427,578	1,518	164,975	23,312	13,007	224,755	427,567	11
Ending Balance, shares at May. 31, 2010			155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			3,000,000
Issuance of ADS shares for the exercises of employee share options		6,587	13	6,574				6,587
The vesting of non-vested equity shares			9	(9)
Share-based compensation expense		15,045		15,045				15,045
Transfer to statutory reserves						3,097	(3,097)
Noncontrolling interest of Mingshitang		224							224
Comprehensive income:
Net income		101,539					101,774	101,774	(235)	101,539
Foreign currency translation adjustment		23,250			23,250			23,250		23,250
Total comprehensive income										124,789
Ending Balance at May. 31, 2011		574,223	1,540	186,585	46,562	16,104	323,432	574,223
Ending Balance, shares at May. 31, 2011		158,379,387	158,379,387
Issuance of ADS shares for the exercises of employee share options		790	2	788				790
The vesting of non-vested equity shares			13	(13)
Share-based compensation expense		24,125		24,125				24,125
Transfer to statutory reserves						69,149	(69,149)
Dividend declared	[2]	(50,000)		(50,000)				(50,000)
Comprehensive income:
Net income		132,688					132,688	132,688		132,688
Foreign currency translation adjustment		8,576			8,576			8,576		8,576
Total comprehensive income										141,264
Ending Balance at May. 31, 2012		$ 690,402	$ 1,555	$ 161,485	$ 55,138	$ 85,253	$ 386,971	$ 690,402
Ending Balance, shares at May. 31, 2012		158,379,387	158,379,387

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.